Other employee benefits (Schedule of additional information about other employee benefit plans) - (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Employee Benefits [Line Items]
Opening defined benefit obligation	$ 87,216	$ 128,843
Current service costs	2,815	4,656
Curtailment	0	(1,801)
Interest cost	4,456	3,940
Attribution period changes	0	(3,179)
Effects of movements in exchange rates	2,299	(6,074)
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	502	0
Arising from changes in financial assumptions	9,250	(36,058)
Arising from experience adjustments	(637)	(516)
Benefits paid	(2,741)	(2,595)
Closing defined benefit obligation	$ 103,160	$ 87,216